Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 1,370,866	$ 2,080,511	$ 3,451,377
UNITED STATES
Total	1,370,866	2,080,511	3,451,377
UNITED STATES | Government of the United States of America Department of Interior Bureau of Land Management
Total		1,641,412	1,641,412
UNITED STATES | Government of the United States of America Department of Interior
Total		149,965	149,965
UNITED STATES | State of Arizona State Land Department
Total		176,704	176,704
UNITED STATES | State of Nevada Department of Taxation
Total	$ 1,370,866		1,370,866
UNITED STATES | State of Nevada Division of Environmental Protection
Total		$ 112,430	$ 112,430